Financial Risk Management - Capital Management - Additional disclosures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financial Risk Management
Net earnings attributable to shareholders of Fairfax	$ 1,147.2	$ 3,401.1
Net unrealized foreign currency translation losses net of hedges	399.1
Changes in capitalization	1,244.5	(1,779.8)
Purchases of subordinate voting shares for cancellation	199.6	$ 1,058.1
Amount of shares to be utilized for share-based payment awards	148.2
Payments of common and preferred share dividends	$ 295.1
Percentage of consolidated net debt/net total capital ratio	26.40%	22.80%
Percentage of consolidated total debt/total capital ratio	29.80%	26.70%
National Association of Insurance Commissioners
Financial Risk Management
Capital and surplus, regulatory minimum requirement multiplier	2	2
Bermuda Monetary Authority
Financial Risk Management
Target capital level percentage	120.00%	120.00%
Office of the Superintendent of Financial Institutions
Financial Risk Management
Minimum supervisory target	150.00%	150.00%
Common shareholders' equity
Financial Risk Management
Changes in capitalization	$ 173.6	$ (552.9)
Purchases of subordinate voting shares for cancellation	199.6	1,058.1
Unsecured senior notes
Financial Risk Management
Principal amount	$ 750.0
Interest rate	5.625%
Allied World and Recipe | Common shareholders' equity
Financial Risk Management
Changes in capitalization	$ 173.6
Brit Limited (Brit)
Financial Risk Management
Subordinated debt and contingent funding in the form of letters of credit	2,052.7	2,199.5
Surplus over the management capital requirements	$ 709.5	$ 617.9
Northbridge | Office of the Superintendent of Financial Institutions
Financial Risk Management
Weighted average MCT ratio	241.00%	222.00%
Odyssey Group, Crum & Forster, Zenith National, Allied World and U.S. Run-off excluding TIG Insurance | National Association of Insurance Commissioners | Minimum
Financial Risk Management
Capital and surplus, actual multiplier	3.0	3.0
TIG Insurance | National Association of Insurance Commissioners | Minimum
Financial Risk Management
Capital and surplus, actual multiplier	2.0	2.3
Ordinary shares
Financial Risk Management
Equity in stock	$ 15,340.7	$ 15,049.6